Note 4 - Summary of Significant Accounting Policies (Details Textual) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total lease liabilities	$ 574,762	$ 644,121	$ 644,121
Right-of-use assets	$ 514,181	644,121
IFRS 16 [member]
Statement Line Items [Line Items]
Total lease liabilities		644,121
Right-of-use assets		$ 644,121